UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2014

Date of reporting period:	July 31, 2013

Item 1. Report to Shareholders

Table of Contents

2–3	Letter from Chairman of the Board & President
4–7	Fund Insights/Performance & Statistics
8–26	Schedules of Investments
27	Statements of Assets and Liabilities
28	Statements of Operations
29	Statements of Changes in Net Assets
30–38	Notes to Financial Statements
39–40	Financial Highlights
41	Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures
42–46	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

Letter from Chairman of the Board & President

Dear Shareholder:

The US economy continued to expand during the fiscal six-month reporting period ended July 31, 2013. Bond yields rose sharply, while the Federal Reserve’s (the “Fed”) monetary policy drove stocks to reach record highs on several occasions.

Six Months in Review through July 31, 2013

For the six-month fiscal period ended July 31, 2013:

¡                 AllianzGI NFJ Dividend, Interest & Premium Strategy Fund rose 7.28% on net asset value (“NAV”) and 10.40% on market price.

¡                 AllianzGI Equity & Convertible Income Fund increased 8.71% on NAV and 8.34% on market price.

The Russell 3000 Index, a broad measure of US stock market performance, increased 14.05% during the six-month period; the Russell 1000 Value Index, a measure of large-cap value-style stocks, rose 14.70%; and the Russell 1000 Growth Index, a measure of growth style stocks, advanced 12.89%. Convertible securities, reflected by the BofA Merrill Lynch All Convertibles Index, returned 10.54% during the six-months ended July 31, 2013.

Hans W. Kertess Chairman

Brian S. Shlissel President & CEO

Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, grew at an annual pace of 1.1% during the first quarter of 2013, partially due to stronger consumer spending. According to an initial estimate from the US Commerce Department, GDP growth increased to a 1.7% annual pace during the second quarter of 2013.

Although US economic data was mixed, there were continuing signs of the long-awaited recovery in the housing market. Unemployment remained elevated, however, the unemployment rate declined from 7.9% in January 2013 to 7.4% in July 2013 as new job growth trended higher. Elsewhere, despite concerns related to higher tax rates, the “fiscal cliff” and sequestration, consumer spending held up relatively well during the six-month period ended July 31, 2013.

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Outlook

Market volatility increased sharply toward the end of the fiscal reporting period. This was not triggered by economic concerns, but rather uncertainties surrounding the Fed tapering its asset purchases. We expect the Fed’s policy stance to remain accommodative, even if it begins to taper its purchase program toward the end of the year. Tapering of the Fed’s purchase program is likely to create higher volatility, however we believe the Fed will only raise interest rates if it is confident the economic recovery is on solid footing.

Receive this report electronically and eliminate paper mailings. ____________________________________ To enroll, go to: us.allianzgi.com/edelivery.

With respect to the US economy, an important factor going forward will be consumer spending, as it comprises in excess of two-thirds of GDP. The US Commerce Department reported that retail sales rose for the fourth consecutive month in July 2013. In addition, there were signs that consumers have their balance sheets in order. While the global financial crisis of 2008-2009 has had a significant impact on consumers’ mindset, it appears that as the employment situation improves, consumer confidence will likely rise with spending to follow. This could help drive the economy during the remainder of the year and into 2014.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group LLC and Allianz Global Investors U.S. LLC, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer

Semiannual Report | July 31, 2013  3

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity & Convertible Income Fund Market Environment

July 31, 2013 (unaudited)

Many of the factors contributing to the equity and convertible market’s return in 2013 were seen throughout 2012. In general, corporate profits were healthy and most companies exceeded expectations. Convertible bonds benefited from both credit-spread tightening and higher equity prices. The primary reason for continued credit improvement was, and is, the lack of credit risk. Solid balance sheets were confirmed in the fourth-quarter reporting season. The new-issue corporate-bond market produced lower semiannual interest-expense burden for issuers and again proved the widespread availability of new capital. Furthermore, the majority of the new issues’ use-of-proceeds continued to be refinancing, which helps eliminate near-term amortization risk in the market. A consistently accommodative global monetary policy continued to offset any headline macroeconomic softness.

The markets pulled back in late May and June 2013. What had been perceived by investors as a unilaterally accommodative global monetary policy has now been tempered by the language, not the actions, of the US Federal Reserve. This knee-jerk reaction by investors faded toward the end of June, however, as a more normalized response to rising rates materialized among the aforementioned asset classes.

Stocks rebounded in July. Better-than-expected second-quarter corporate profits, rising consumer confidence and a strengthening US economy helped support an advance that lifted equities to new highs for the year.

Levels of implied volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), were muted compared to recent years. During the reporting period, there were isolated episodes of heightened volatility in February and June 2013 related to sequestration fears and stimulus tapering concerns, respectively, but none that exceeded the fiscal cliff-related spike at the end of 2012. The VIX ended at 13.45 after starting the fiscal reporting period 14.38.

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

For the period of February 1, 2013, through July 31, 2013 as provided by Ben Fischer, CFA, Portfolio Manager.

For the fiscal six-month period ended July 31, 2013, the AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) returned 7.28% on net asset value (“NAV”) and 10.40% on market price.

4  July 31, 2013 | Semiannual Report

Portfolio Specifics

The Fund rallied with the market during the reporting period. Strength was evident in a variety of holdings and industries. Exposure to convertible bonds helped cushion the Fund from downside volatility during equity market declines and provided upside participation when equities rallied.

In the equity sleeve, negative sector allocation drove underperformance, with stock selection a net detractor as well, but to a lesser extent. In terms of stock selection, the Fund’s holdings in Industrials, Financials, and Consumer Discretionary were the most beneficial. Conversely, stock selection was net negative in Materials, Energy, and Health Care. From a sector allocation perspective, overweights in Energy and Materials, as well as an underweighting in Financials, detracted from the Fund’s performance. The Fund’s underweight in Telecom and Utilities resulted in a positive contribution to results.

Convertible bond holdings positively contributed to overall Fund performance. In particular, the Transportation and Consumer Discretionary sectors recorded the strongest gains during the reporting period followed by Financials and Industrials. Energy and Utilities issues aided the advance as well. In contrast, Telecommunications and Materials closed lower for the period, pressuring performance.

AllianzGI Equity & Convertible Income Fund Fund Insights

For the period of February 1, 2013, through July 31, 2013 as provided by Doug Forsyth, Portfolio Manager.

For the fiscal six-month period ended July 31, 2013, AllianzGI Equity & Convertible Income Fund (the “Fund”) returned 8.71% on NAV and 8.34% on market price.

Portfolio Specifics

The Fund rallied with the market during the reporting period. Strength was evident in a variety of holdings and industries. Exposure to convertible bonds helped cushion the Fund from downside volatility during equity market declines and provided upside participation when equities rallied.

In the equity sleeve, sector allocations that helped relative performance in the period were Information Technology, Financials and Telecommunications followed by company specific outperformance in certain other sectors. Stock picking within the three aforementioned sectors positively impacted relative returns. Conversely, security selection within Industrials, Energy and Health Care hampered performance.

In the convertibles sleeve, superior issue selection in Financials and Industrials was beneficial. An overweighting in Transportation and an underweighting in Technology helped buoy performance. In contrast, weaker relative returns and an underweighting in Health Care hindered relative performance.

The portfolio benefitted from opportunistically writing covered calls on individual equity positions. Single stock implied volatilities for the front month continued to be low. Despite the challenging volatility, acceptable single stock premiums were recognized. As select equity holdings moved higher, the covered calls were actively managed to higher strike prices.

Semiannual Report | July 31, 2013  5

Performance & Statistics

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited)

Total Return(1)	Market Price	NAV
Six Months	10.40%	7.28%
1 Year	14.57%	16.03%
5 Year	6.02%	4.43%
Commencement of Operations (2/28/05) to 7/31/13	4.35%	5.01%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/28/05) to 7/31/13	Market Price	$17.44
	NAV	$18.28
NAV	Discount to NAV	(4.60)%
Market Price	Market Price Yield(2)	3.21%

	Investment Allocation (as a % of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and net short-term capital gains, if any) payable to shareholders by the market price per share at July 31, 2013.

6  July 31, 2013 | Semiannual Report

Performance & Statistics

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

Total Return(1)	Market Price	NAV
Six Months	8.34%	8.71%
1 Year	17.91%	20.33%
5 Year	7.88%	7.24%
Commencement of Operations (2/27/07) to 7/31/13	3.57%	5.64%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/27/07) to 7/31/13	Market Price	$18.82
	NAV	$21.28
NAV	Discount to NAV	(11.56)%
Market Price	Market Price Yield(2)	5.95%

	Investment Allocation (as a % of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and net short-term capital gains, if any) payable to shareholders by the market price per share at July 31, 2013.

Semiannual Report | July 31, 2013  7

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited)

Shares		Value
Common Stock – 69.8%
Aerospace & Defense – 1.9%
115,300	Lockheed Martin Corp.	$13,849,836
200,000	Northrop Grumman Corp. (a)	18,412,000
		32,261,836
Automobiles – 2.4%
2,476,500	Ford Motor Co. (a)	41,803,320
Beverages – 0.7%
253,800	Molson Coors Brewing Co., Class B	12,705,228
Capital Markets – 1.0%
200,000	Ameriprise Financial, Inc. (a)	17,800,000
Chemicals – 1.5%
450,000	EI du Pont de Nemours & Co. (a)	25,960,500
Commercial Banks – 5.7%
1,300,000	Fifth Third Bancorp (a)	24,999,000
405,900	PNC Financial Services Group, Inc. (a)	30,868,695
963,600	Wells Fargo & Co. (a)	41,916,600
		97,784,295
Commercial Services & Supplies – 2.2%
1,500,000	Pitney Bowes, Inc. (a)	24,765,000
700,000	RR Donnelley & Sons Co. (a)	13,293,000
		38,058,000
Communications Equipment – 1.0%
600,000	Cisco Systems, Inc.	15,330,000
24,500	Harris Corp.	1,398,215
		16,728,215
Consumer Finance – 0.7%
504,304	SLM Corp. (a)	12,461,352
Diversified Financial Services – 1.6%
500,000	JP Morgan Chase & Co.	27,865,000
Diversified Telecommunication Services – 0.5%
150,000	AT&T, Inc.	5,290,500
Electric Utilities – 0.0%
12,900	American Electric Power Co., Inc.	597,915
Energy Equipment & Services – 1.4%
240,000	Diamond Offshore Drilling, Inc.	16,185,600
150,000	Ensco PLC, Class A	8,601,000
		24,786,600
Food & Staples Retailing – 0.3%
75,000	Wal-Mart Stores, Inc.	5,845,500
Food Products – 0.2%
39,038	Bunge Ltd.	2,967,278

8 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Health Care Equipment & Supplies – 1.1%
350,000	Medtronic, Inc. (a)	$19,334,000
Household Durables – 1.4%
898,100	Newell Rubbermaid, Inc. (a)	24,266,662
Industrial Conglomerates – 2.0%
1,443,217	General Electric Co. (a)	35,171,198
Insurance – 6.0%
57,396	American International Group, Inc. (b)	2,612,092
603,600	Lincoln National Corp. (a)	25,152,012
500,000	MetLife, Inc. (a)	24,210,000
700,000	The Allstate Corp. (a)	35,686,000
200,000	The Travelers Cos, Inc. (a)	16,710,000
		104,370,104
Metals & Mining – 3.9%
2,029,900	Barrick Gold Corp. (a)	34,447,403
1,130,700	Freeport-McMoRan Copper & Gold, Inc. (a)	31,976,196
		66,423,599
Multi-Utilities – 1.4%
682,600	Ameren Corp. (a)	24,443,906
Office Electronics – 1.7%
3,000,000	Xerox Corp. (a)	29,100,000
Oil, Gas & Consumable Fuels – 13.0%
200,000	Chevron Corp. (a)	25,178,000
850,000	ConocoPhillips (a)	55,131,000
235,000	EnCana Corp.	4,117,200
464,369	HollyFrontier Corp. (a)	21,152,008
700,000	Marathon Oil Corp. (a)	25,452,000
621,400	Royal Dutch Shell PLC, Class A, ADR (a)	42,472,690
976,300	Total SA, ADR (a)	51,792,715
		225,295,613
Paper & Forest Products – 1.4%
500,000	International Paper Co. (a)	24,155,000
Pharmaceuticals – 9.2%
483,000	AstraZeneca PLC, ADR (a)	24,497,760
500,000	GlaxoSmithKline PLC, ADR (a)	25,480,000
350,000	Johnson & Johnson (a)	32,725,000
430,200	Merck & Co., Inc. (a)	20,722,734
850,000	Pfizer, Inc. (a)	24,845,500
761,442	Teva Pharmaceutical Industries Ltd., ADR	30,229,248
		158,500,242
Real Estate Investment Trust – 1.5%
2,100,000	Annaly Capital Management, Inc. (a)	25,032,000
Semiconductors & Semiconductor Equipment – 1.4%
1,049,900	Intel Corp. (a)	24,462,670

Semiannual Report | July 31, 2013 9

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Software – 1.6%
928,200	CA, Inc. (a)	$27,604,668
Specialty Retail – 2.0%
2,000,000	Staples, Inc.	34,040,000
Thrifts & Mortgage Finance – 0.3%
600,000	Hudson City Bancorp, Inc.	5,736,000
Tobacco – 0.9%
300,000	Reynolds American, Inc. (a)	14,829,000
Total Common Stock (cost-$1,200,101,212)		1,205,680,201

Principal Amount (000s)
Convertible Bonds & Notes – 16.6%
Airlines – 0.1%
$460	United Continental Holdings, Inc., 6.00%, 10/15/29	1,871,625
Automobiles – 0.3%
3,040	Ford Motor Co., 4.25%, 12/15/36	5,840,600
Biotechnology – 1.0%
8,750	Corsicanto Ltd., 3.50%, 1/15/32	8,930,469
1,600	Gilead Sciences, Inc., 1.625%, 5/1/16	4,330,008
3,500	Medivation, Inc., 2.625%, 4/1/17	4,858,437
		18,118,914
Capital Markets – 0.9%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,290,625
6,795	BGC Partners, Inc., 4.50%, 7/15/16	6,969,122
		15,259,747
Commercial Services – 0.2%
3,640	Cenveo Corp., 7.00%, 5/15/17	3,266,900
Communications Equipment – 0.7%
1,000	Ciena Corp., 3.75%, 10/15/18 (c) (d)	1,354,375
10,250	Ixia, 3.00%, 12/15/15	11,262,188
		12,616,563
Computers & Peripherals – 0.3%
3,800	SanDisk Corp., 1.50%, 8/15/17	4,833,125
Construction Materials – 0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,206,000
Electrical Equipment – 0.5%
7,500	General Cable Corp., 4.50%, 11/15/29 (e)	8,442,187

10  July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Health Care Providers & Services – 0.3%
$2,200	Molina Healthcare, Inc., 1.125%, 1/15/20 (c) (d)	$2,421,375
1,500	WellPoint, Inc., 2.75%, 10/15/42 (c) (d)	1,962,188
		4,383,563
Hotels, Restaurants & Leisure – 0.6%
7,495	MGM Resorts International, 4.25%, 4/15/15	8,755,097
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,903,462
		10,658,559
Household Durables – 1.6%
5,765	DR Horton, Inc., 2.00%, 5/15/14	9,083,478
4,610	KB Home, 1.375%, 2/1/19	4,710,844
3,500	Lennar Corp., 3.25%, 11/15/21 (c) (d)	5,610,937
8,500	The Ryland Group, Inc., 0.25%, 6/1/19	7,862,500
		27,267,759
Insurance – 0.1%
1,500	Amtrust Financial Services, Inc., 5.50%, 12/15/21	2,344,688
Internet Software & Services – 0.6%
4,500	Equinix, Inc., 4.75%, 6/15/16	9,945,000
Leisure Equipment & Products – 0.1%
1,300	JAKKS Pacific, Inc., 4.25%, 8/1/18 (c) (d)	1,212,250
Machinery – 2.9%
6,190	Greenbrier Cos, Inc., 3.50%, 4/1/18	6,379,569
	Meritor, Inc.,
7,000	4.625%, 3/1/26 (e)	7,113,750
5,020	7.875%, 3/1/26 (c) (d)	6,384,812
7,000	Navistar International Corp., 3.00%, 10/15/14	7,065,625
7,605	Terex Corp., 4.00%, 6/1/15	14,620,613
6,950	Wabash National Corp., 3.375%, 5/1/18	8,687,500
		50,251,869
Marine – 0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,923,912
Media – 0.5%
16,500	Liberty Interactive LLC, 3.50%, 1/15/31	8,404,688
Metals & Mining – 0.3%
250	Alcoa, Inc., 5.25%, 3/15/14	318,126
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,216,428
		5,534,554
Oil, Gas & Consumable Fuels – 1.5%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	10,071,000
2,190	Chesapeake Energy Corp., 2.50%, 5/15/37	2,106,506
6,000	Cobalt International Energy, Inc., 2.625%, 12/1/19	6,723,750
8,975	Peabody Energy Corp., 4.75%, 12/15/41	6,792,953
		25,694,209

Semiannual Report | July 31, 2013 11

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Pharmaceuticals – 0.7%
$6,425	Akorn, Inc., 3.50%, 6/1/16	$11,131,313
1,000	Medicines Co., 1.375%, 6/1/17 (c) (d)	1,277,500
		12,408,813
Real Estate Investment Trust – 0.3%
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	5,996,250
Semiconductors & Semiconductor Equipment – 1.4%
2,000	Intel Corp., 3.25%, 8/1/39	2,486,260
8,080	Micron Technology, Inc., 1.50%, 8/1/31	11,574,600
8,500	SunPower Corp., 4.75%, 4/15/14	10,247,812
		24,308,672
Software – 1.2%
625	Cadence Design Systems, Inc., 2.625%, 6/1/15	1,221,094
3,000	Concur Technologies, Inc., 0.50%, 6/15/18 (d)	3,146,250
2,900	Nuance Communications, Inc., 2.75%, 8/15/27	3,356,750
1,090	TeleCommunication Systems, Inc., 7.75%, 6/30/18	1,073,650
7,000	TiVo, Inc., 4.00%, 3/15/16 (c) (d)	8,688,750
2,315	Workday, Inc., 0.75%, 7/15/18 (c) (d)	2,451,006
		19,937,500
Trading Companies & Distributors – 0.2%
3,000	Air Lease Corp., 3.875%, 12/1/18	3,763,125
Total Convertible Bonds & Notes (cost-$303,670,181)		286,491,072

Shares
Convertible Preferred Stock – 9.7%
Airlines – 0.6%
228,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	10,719,609
Auto Components – 0.5%
163,125	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,064,856
Automobiles – 0.6%
203,705	General Motors Co., 4.75%, 12/1/13, Ser. B	10,173,028
Biotechnology – 0.5%
148,560	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (f)	8,638,764
Capital Markets – 0.4%
111,360	AMG Capital Trust I, 5.10%, 4/15/36	7,189,680
Commercial Banks – 0.3%
3,525	Huntington Bancshares, Inc., 8.50%, 12/31/49 (g)	4,307,550
790	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (g)	918,770
		5,226,320
Communications Equipment – 0.2%
41,930	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (f)	2,543,935
Diversified Financial Services – 0.4%
6,665	Bank of America Corp., 7.25%, 12/31/49, Ser. L (g)	7,483,729

12 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Diversified Telecommunication Services – 0.6%
50,000	Intelsat SA, 5.75%, 5/1/16	$2,951,500
8,315	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	8,150,779
		11,102,279
Electric Utilities – 0.2%
50,000	NextEra Energy, Inc., 7.00%, 9/1/13	3,235,000
Food Products – 0.5%
78,830	Bunge Ltd., 4.875%, 12/31/49 (g)	8,395,395
Health Care Providers & Services – 0.2%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (g)	3,138,125
Insurance – 1.0%
133,805	JP Morgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (f)	5,566,288
205,875	MetLife, Inc., 5.00%, 3/26/14	11,747,227
		17,313,515
IT Services – 0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	2,265,603
Metals & Mining – 1.1%
470,810	ArcelorMittal, 6.00%, 1/15/16	10,012,057
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	4,158,000
315,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	5,058,900
		19,228,957
Multi-Utilities – 0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,296,845
Oil, Gas & Consumable Fuels – 1.0%
140,100	Apache Corp., 6.00%, 8/1/13	6,402,570
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c) (d) (g)	17,138
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (g)	10,137,153
4,265	Energy XXI Bermuda Ltd., 5.625%, 12/31/49 (g)	1,302,158
		17,859,019
Real Estate Investment Trust – 0.4%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (g)	4,508,648
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (g)	2,124,515
		6,633,163
Road & Rail – 0.5%
625,515	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	9,419,505
Total Convertible Preferred Stock (cost-$180,914,311)		169,927,327

Semiannual Report | July 31, 2013 13

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Short-Term Investments – 4.0%
Time Deposits – 4.0%
$45,683	Bank of America-London, 0.03%, 8/1/13	$45,683,159
22,740	Wells Fargo-Grand Cayman, 0.03%, 8/1/13	22,739,826
Total Short Term Investments (cost-$68,422,985)		68,422,985
Total Investments, before call options written (cost-$1,753,108,689) – 100.1%		1,730,521,585

Contracts
Call Options Written (b) – (1.5)%
	Morgan Stanley Cyclical Flex Index, (CBOE),
325	strike price $1265, expires 9/6/13	(754,247)
	Morgan Stanley Cyclical Index, (ASE),
300	strike price $1190, expires 8/17/13	(2,268,000)
250	strike price $1250, expires 8/17/13	(607,500)
325	strike price $1270, expires 9/21/13	(793,000)
350	strike price $1280, expires 9/21/13	(682,500)
	NASDAQ 100 Flex Index (CBOE),
90	strike price $3000, expires 8/23/13	(902,868)
100	strike price $3010, expires 8/2/13	(827,467)
	NASDAQ 100 Index, (CBOE),
100	strike price $2940, expires 8/17/13	(1,559,500)
	Philadelphia Oil Service Sector Flex Index, (CBOE),
1,500	strike price $269, expires 9/13/13	(758,775)
1,500	strike price $275, expires 9/6/13	(384,078)
1,500	strike price $277, expires 9/13/13	(394,008)
	Philadelphia Oil Service Sector Index, (PHL),
1,500	strike price $260, expires 8/17/13	(750,000)
600	strike price $265, expires 8/17/13	(150,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,500	strike price $62.5, expires 8/23/13	(2,359,952)
6,000	strike price $66, expires 9/6/13	(819,137)
6,500	strike price $66, expires 9/13/13	(980,038)
	Philadelphia Stock Exchange KBW Bank Index, (PHL),
8,000	strike price $62.5, expires 8/17/13	(2,740,000)
6,000	strike price $67.5, expires 9/21/13	(540,000)
	Standard & Poor’s 500 Flex Index, (CBOE),
250	strike price $1655, expires 8/2/13	(850,380)
250	strike price $1655, expires 8/23/13	(1,045,348)
250	strike price $1660, expires 8/9/13	(797,218)
250	strike price $1670, expires 8/9/13	(595,707)
200	strike price $1700, expires 9/13/13	(406,430)
200	strike price $1710, expires 9/6/13	(275,670)
	Standard & Poor’s 500 Index, (CBOE),
300	strike price $1625, expires 8/17/13	(1,842,000)

14 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

Contracts		Value
200	strike price $1640, expires 8/17/13	$(963,000)
200	strike price $1695, expires 8/17/13	(203,000)
200	strike price $1700, expires 9/21/13	(418,000)
Total Call Options Written (premiums received-$14,624,630)		(25,667,823)
Total Investments, net of call options written (cost-$1,738,484,059) – 98.6%		1,704,853,762
Other assets less other liabilities – 1.4%		23,457,448
Net Assets – 100.0%		$1,728,311,210

Notes to Schedule of Investments:

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $31,380,331, representing 1.8% of net assets.

(d)         144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(g)          Perpetual maturity. Maturity date shown is the next call date.

(h)         Transactions in call options written for the six months ended July 31, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	54,662	$14,374,714
Options written	157,105	47,300,687
Options terminated in closing purchase transactions	(133,367)	(36,496,599)
Options expired	(34,660)	(10,554,172)
Options outstanding, July 31, 2013	43,740	$14,624,630

Semiannual Report | July 31, 2013 15

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

(i)  Fair Value Measurement–See Note 1(b) in Notes to Financial Statements

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/13
Investments in Securities – Assets
Common Stock	$1,205,880,201	–	–	$1,205,880,201
Convertible Bonds & Notes	–	$286,491,072	–	286,491,072
Convertible Preferred Stock:
Airlines	–	10,719,609	–	10,719,609
Biotechnology	–	8,638,764	–	8,638,764
Capital Markets	–	7,189,680	–	7,189,680
Communications Equipment	–	–	$2,543,935	2,543,935
Health Care Providers & Services	–	3,138,125	–	3,138,125
Insurance	11,747,227	5,566,288	–	17,313,515
Metals & Mining	9,216,900	10,012,057	–	19,228,957
Oil, Gas & Consumable Fuels	6,402,570	11,456,449	–	17,859,019
Road & Rail	–	9,419,505	–	9,419,505
All Other	73,876,218	–	–	73,876,218
Short-Term Investments	–	68,422,985	–	68,422,985
	1,306,923,116	421,054,534	2,543,935	1,730,521,585
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	(14,366,880)	(11,300,943)	–	(25,667,823)
Totals	$1,292,556,236	$409,753,591	$2,543,935	$1,704,853,762

At July 31, 2013, the Fund had no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2013, was as follows:

	Beginning Balance 1/31/13	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 7/31/13
Investments in Securities – Assets
Convertible Preferred Stock:
Communications Equipment	–	$2,586,410	–	–	–	$(42,475)	–	–	$2,543,935
Totals	–	$2,586,410	–	–	–	$(42,475)	–	–	$2,543,935

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at July 31, 2013, was $(42,475). Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

16 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

July 31, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at July 31, 2013:

	Ending Balance at 7/31/13	Valuaton Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock:
Communications Equipment	$2,543,935	Third-Party Pricing Vendor	Single Broker Quote	$60.67

(j)  The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at July 31, 2013:

Location
Liability derivatives:
Call options written, at value, Market Price	$(25,667,823)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended July 31, 2013:

Location
Net realized gain (loss) on:
Call options written, Market Price	$(54,056,537)
Net change in unrealized appreciation/depreciation of:
Call options written, Market Price	$10,475,408

The average volume (measured at each fiscal quarter end) of derivative activity during the six months ended July 31, 2013 was 49,322 call options written contracts.

Financial and Derivatives Liabilities and Collateral Pledged as of July 31, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (net less than 0)
Brown Brothers Harriman	$3,498,775	–	$(3,498,775)	–
Goldman Sachs	4,159,127	–	(4,159,127)	–
Morgan Stanley & Co.	5,039,519	–	(5,039,519)	–
UBS AG	1,436,747	–	(1,436,747)	–
UBS Securities	2,167,508	–	(2,167,508)	–
UBS Warburg AG	275,670	–	(275,670)	–
UBS Warburg LLC	8,706,398	–	(8,706,398)	–
UBS Warburg Securities Ltd.	384,078	–	(384,078)	–
	$25,667,823	–	$(25,667,823)	–

Glossary:

ADR	- American Depositary Receipt
ASE	- American Stock Exchange
CBOE	- Chicago Board Options Exchange
PHL	- Philidelphia Stock Exchange
REIT	- Real Estate Investment Trust

See accompanying Notes to Financial Statements | Semiannual Report | July 31, 2013 17

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

Shares		Value
Common Stock – 67.0%
Aerospace & Defense – 3.0%
74,300	L-3 Communications Holdings, Inc.	$6,921,045
265,900	Textron, Inc. (a)	7,280,342
		14,201,387
Auto Components – 1.7%
205,900	Johnson Controls, Inc.	8,279,239
Automobiles – 1.7%
465,300	Ford Motor Co. (a)	7,854,264
Beverages – 4.5%
177,500	Coca-Cola Co.	7,114,200
127,300	Molson Coors Brewing Co., Class B	6,372,638
93,800	PepsiCo, Inc. (a)	7,836,052
		21,322,890
Biotechnology – 2.0%
7,800	Amgen, Inc. (a)	844,662
141,300	Gilead Sciences, Inc. (a) (b)	8,682,885
		9,527,547
Chemicals – 0.9%
45,000	Monsanto Co.	4,445,100
Communications Equipment – 5.1%
38,628	Aviat Networks, Inc. (b)	102,364
284,200	Cisco Systems, Inc.	7,261,310
155,500	Harris Corp.	8,874,385
122,500	Qualcomm, Inc.	7,907,375
		24,145,434
Computers & Peripherals – 2.9%
13,400	Apple, Inc.	6,063,500
289,800	EMC Corp.	7,578,270
		13,641,770
Construction & Engineering – 0.2%
13,000	Fluor Corp. (a)	813,280
Diversified Telecommunication Services – 1.6%
48,488	Frontier Communications Corp.	211,408
145,200	Verizon Communications, Inc.	7,184,496
		7,395,904
Electric Utilities – 1.8%
54,202	Entergy Corp.	3,658,635
85,560	Exelon Corp.	2,617,280
67,052	PPL Corp.	2,130,242
		8,406,157
Electronic Equipment, Instruments & Components – 1.5%
92,700	Amphenol Corp., Class A (a)	7,282,512

18 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Energy Equipment & Services – 4.2%
68,900	Diamond Offshore Drilling, Inc.	$4,646,616
89,700	National Oilwell Varco, Inc.	6,294,249
96,700	Schlumberger Ltd.	7,864,611
99,113	Weatherford International Ltd. (b)	1,383,617
		20,189,093
Food & Staples Retailing – 0.2%
6,900	Costco Wholesale Corp.	809,301
Health Care Equipment & Supplies – 2.8%
111,100	Baxter International, Inc.	8,114,744
13,000	Intuitive Surgical, Inc. (b)	5,044,000
		13,158,744
Health Care Providers & Services – 1.7%
67,000	McKesson Corp. (a)	8,218,220
Hotels, Restaurants & Leisure – 1.7%
76,200	McDonald’s Corp.	7,473,696
11,600	Starbucks Corp. (a)	826,384
		8,300,080
Household Products – 1.7%
98,600	Procter & Gamble Co. (a)	7,917,580
Independent Power Producers & Energy Traders – 0.9%
153,999	NRG Energy, Inc.	4,130,253
Industrial Conglomerates – 1.7%
326,059	General Electric Co.	7,946,058
Insurance – 2.7%
18,450	American International Group, Inc. (b)	839,659
81,740	Assured Guaranty Ltd.	1,768,854
46,040	MetLife, Inc.	2,229,257
100,200	Prudential Financial, Inc. (a)	7,912,794
		12,750,564
Internet & Catalog Retail – 0.7%
10,800	Amazon.com, Inc. (a) (b)	3,253,176
Internet Software & Services – 1.7%
9,200	Google, Inc., Class A (a) (b)	8,165,920
IT Services – 2.3%
37,200	International Business Machines Corp.	7,255,488
20,200	Visa, Inc., Class A (a)	3,575,602
		10,831,090
Machinery – 4.0%
151,500	AGCO Corp.	8,521,875
80,300	Deere & Co.	6,670,521
81,300	Joy Global, Inc.	4,024,350
		19,216,746

Semiannual Report | July 31, 2013 19

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Media – 0.2%
18,100	Comcast Corp., Class A (a)	$815,948
Metals & Mining – 0.8%
132,400	Freeport-McMoRan Copper & Gold, Inc.	3,744,272
Multiline Retail – 1.7%
115,500	Target Corp.	8,229,375
Oil, Gas & Consumable Fuels – 2.4%
77,900	Occidental Petroleum Corp.	6,936,995
110,100	Peabody Energy Corp.	1,823,256
70,500	Valero Energy Corp.	2,521,785
		11,282,036
Pharmaceuticals – 1.4%
132,900	Bristol-Myers Squibb Co.	5,746,596
23,345	Teva Pharmaceutical Industries Ltd., ADR	926,797
		6,673,393
Real Estate Investment Trust – 0.0%
1,947	Boston Properties, Inc.	208,232
Semiconductors & Semiconductor Equipment – 3.1%
270,000	Intel Corp.	6,291,000
215,000	Texas Instruments, Inc. (a)	8,428,000
		14,719,000
Software – 3.1%
234,500	Microsoft Corp.	7,464,135
227,900	Oracle Corp.	7,372,565
		14,836,700
Specialty Retail – 1.1%
65,900	Home Depot, Inc. (a)	5,208,077
Total Common Stock (cost-$385,924,703)		317,919,342
Convertible Preferred Stock – 18.7%
Aerospace & Defense – 0.7%
49,750	United Technologies Corp., 7.50%, 8/1/15	3,190,468
Airlines – 0.8%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	3,844,453
Auto Components – 0.7%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	3,311,972
Automobiles – 0.7%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	3,146,220
Biotechnology – 0.7%
52,925	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (e)	3,077,589
Capital Markets – 0.8%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	3,492,831
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (b)(c)(d)	281,402
		3,774,233

20 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Commercial Banks – 1.1%
2,800	Huntington Bancshares, Inc., 8.50%, 12/31/49 (f)	$3,421,600
1,750	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (f)	2,035,250
		5,456,850
Communications Equipment – 1.1%
2,400	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	2,352,600
49,990	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (e)	3,032,944
		5,385,544
Computer & Peripherals – 0.7%
127,440	JP Morgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (e)	3,122,280
Diversified Financial Services – 1.0%
4,225	Bank of America Corp., 7.25%, 12/31/49, Ser. L (f)	4,743,999
Electric Utilities – 0.5%
43,000	NextEra Energy, Inc., 5.599%, 6/1/15	2,534,420
Food Products – 0.9%
38,800	Bunge Ltd., 4.875%, 12/31/49 (f)	4,132,200
Health Care Providers & Services – 0.8%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,684,159
Household Durables – 0.7%
94,910	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (e)	3,277,242
Insurance – 1.3%
71,840	JP Morgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (e)	2,988,544
58,700	MetLife, Inc., 5.00%, 3/26/14	3,349,422
		6,337,966
Internet & Catalog Retail – 0.7%
4,150	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (e)	3,441,512
IT Services – 0.6%
41,500	Unisys Corp., 6.25%, 3/1/14	2,998,168
Machinery – 0.7%
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	3,165,786
Metals & Mining – 0.5%
112,160	ArcelorMittal, 6.00%, 1/15/16	2,385,150
Multi-Utilities – 0.5%
47,650	AES Trust III, 6.75%, 10/15/29	2,403,942
Oil, Gas & Consumable Fuels – 0.9%
42,900	Apache Corp., 6.00%, 8/1/13	1,960,530
20,300	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c)(f)(g)(h)	7,714
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	2,411,928
		4,380,172
Real Estate Investment Trust – 1.5%
118,500	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (f)	3,021,916
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	2,401,292
31,930	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	1,917,077
		7,340,285

Semiannual Report | July 31, 2013 21

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Shares		Value
Road & Rail – 0.8%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	$3,716,662
Total Convertible Preferred Stock (cost-$91,250,289)		88,851,272

Principal Amount (000s)
Convertible Bonds & Notes – 11.5%
Aerospace & Defense – 0.7%
$1,585	GenCorp, Inc., 4.063%, 12/31/39	3,123,441
Biotechnology – 0.4%
2,650	Dendreon Corp., 2.875%, 1/15/16	1,937,813
Capital Markets – 1.2%
2,400	Ares Capital Corp., 5.75%, 2/1/16	2,625,000
2,895	BGC Partners, Inc., 4.50%, 7/15/16	2,969,184
		5,594,184
Coal – 0.3%
1,525	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	1,428,734
Construction Materials – 0.7%
2,870	Cemex S.A.B. de C.V., 4.875%, 3/15/15	3,444,000
Electrical Equipment – 0.7%
2,535	EnerSys, 3.375%, 6/1/38 (i)	3,518,910
Hotels, Restaurants & Leisure – 1.0%
2,545	MGM Resorts International, 4.25%, 4/15/15	2,972,878
1,705	Morgans Hotel Group Co., 2.375%, 10/15/14	1,681,556
		4,654,434
IT Services – 0.7%
1,500	Alliance Data Systems Corp., 1.75%, 8/1/13 (d)	3,471,562
Machinery – 2.1%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18	2,885,750
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (i)	3,048,750
850	7.875%, 3/1/26 (g)(h)	1,081,094
2,950	Navistar International Corp., 3.00%, 10/15/14	2,977,656
		9,993,250
Marine – 0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	1,040,875
Media – 0.6%
5,200	Liberty Interactive LLC, 3.50%, 1/15/31	2,648,750
Metals & Mining – 0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,279,813
Oil, Gas & Consumable Fuels – 0.4%
2,765	Endeavour International Corp., 5.50%, 7/15/16	2,089,303

22 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
Semiconductors & Semiconductor Equipment – 0.7%
$2,800	SunPower Corp., 4.75%, 4/15/14	$3,375,750
Software – 1.0%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	1,620,500
3,000	TeleCommunication Systems, Inc., 7.75%, 6/30/18	2,955,000
		4,575,500
Thrifts & Mortgage Finance – 0.3%
1,000	MGIC Investment Corp., 9.00%, 4/1/63 (g)(h)	1,153,125
Total Convertible Bonds & Notes (cost-$51,450,379)		54,329,444
Corporate Bonds & Notes – 0.1%
Electric – 0.1%
2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	510,000
Short-Term Investment – 2.3%
Time Deposit – 2.3%
10,794,840	JP Morgan Chase & Co.-London, 0.03%, 8/1/13 (cost-$10,794,840)	10,794,840
Total Investments, before call options written (cost-$541,420,211) – 99.6%		472,404,898

Contracts
Call Options Written (b) – (0.1)%
	Amazon.com, Inc., (ASE),
75	strike price $310, expires 8/17/13	(19,912)
	Amgen, Inc., (ASE),
55	strike price $115, expires 8/17/13	(1,348)
	Amphenol Corp., (ASE),
465	strike price $90, expires 8/17/13	(3,488)
	Baxter International, Inc., (PHL),
555	strike price $75, expires 8/17/13	(16,373)
	Comcast Corp., (ASE)
110	strike price $46, expires 8/17/13	(3,575)
	Fluor Corp., (ASE),
90	strike price $65, expires 8/17/13	(8,325)
	Ford Motor Co., (ASE),
40	strike price $18, expires 8/17/13	(180)
	Gilead Sciences, Inc., (ASE),
705	strike price $65, expires 8/17/13	(19,740)
	Google, Inc., (ASE),
65	strike price $970, expires 8/17/13	(1,462)
	Home Depot, Inc., (ASE),
330	strike price $82.50, expires 8/17/13	(4,950)
	Mckesson Corp., (ASE),
400	strike price $125, expires 8/17/13	(34,000)
	PepsiCo, Inc., (ASE),
560	strike price $90, expires 8/17/13	(1,400)

Semiannual Report | July 31, 2013 23

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

Contracts		Value
	Procter & Gamble Co., (ASE),
590	strike price $85, expires 8/17/13	$(8,850)
	Prudential Financial, Inc., (ASE),
700	strike price $82.50, expires 8/17/13	(33,600)
	Starbucks Corp., (ASE),
60	strike price $77.50, expires 8/17/13	(240)
	Texas Instruments, Inc., (ASE),
1,290	strike price $39, expires 8/17/13	(100,620)
	Visa, Inc., (ASE),
120	strike price $200, expires 8/17/13	(3,360)
Total Call Options Written (premiums received-$409,590)		(261,423)
Total Investments, net of call options written (cost-$541,010,621) – 99.5%		472,143,475
Other assets less other liabilities – 0.5%		2,378,288
Net Assets – 100.0%		$474,521,763

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(b)	Non-income producing.
(c)	In default.
(d)	Fair-Valued–Securities with an aggregate value of $3,752,964, representing 0.8% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(f)	Perpetual maturity. Maturity date shown is the next call date.
(g)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,241,933, representing 0.5% of net assets.
(h)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Transactions in call options written for the six months ended July 31, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	5,740	$306,244
Options written	46,010	2,929,140
Options terminated in closing purchase transactions	(21,495)	(1,321,651)
Options expired	(24,045)	(1,504,143)
Options outstanding, July 31, 2013	6,210	$409,590

24 July 31, 2013 | Semiannual Report

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

(k) Fair Value Measurement–See Note 1(b) in Notes to Financial Statements

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/13
Investments in Securities – Assets
Common Stock	$317,919,342	–	–	$317,919,342
Convertible Preferred Stock:	–
Airlines	–	$3,844,453	–	3,844,453
Biotechnology	–	3,077,589	–	3,077,589
Capital Markets	–	3,492,831	$281,402	3,774,233
Commercial Banks	5,456,850	3,277,242	–	8,734,092
Communications Equipment	2,352,600	3,032,944	–	5,385,544
Health Care Providers & Services	–	3,684,159	–	3,684,159
Metals & Mining	–	2,385,150	–	2,385,150
Oil, Gas & Consumable Fuels	1,960,530	2,419,642	–	4,380,172
Road & Rail	–	3,716,662	–	3,716,662
All Other	49,869,218	–	–	49,869,218
Convertible Bonds & Notes:
IT Services	–	–	3,471,562	3,471,562
All Other	–	50,857,882	–	50,857,882
Corporate Bonds & Notes	–	510,000	–	510,000
Short-Term Investments	–	10,794,840	–	10,794,840
Total Investments in Securities – Assets	377,558,540	91,093,394	3,752,964	472,404,898
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	(261,423)	–	–	(261,423)
Total Investments	$377,297,117	$91,093,394	$3,752,964	$472,143,475

At July 31, 2013, the Fund had no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2013, was as follows:

	Beginning Balance 1/31/13	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 7/31/13
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$1,895,942	–	$(1,610,522)	–	–	$(4,018)	–	–	$281,402
Convertible Bonds & Notes:
IT Services	–	–	–	–	–	–	$3,471,562	–	3,471,562
Total	$1,895,942	–	$(1,610,522)	–	–	$(4,018)	$3,471,562	–	$3,752,964

*  Transferred out of Level 2 into Level 3 because price was not available and the security was fair-valued.

Semiannual Report | July 31, 2013 25

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at July 31, 2013, was $(4,018). Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at July 31, 2013:

	Ending Balance at 7/31/13	Valuaton Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$281,402	Analytical model	Discount factor	62.22%
Convertible Bonds & Notes:
IT Services	$3,471,562	Last mean price	Trading volume	$231.4375

(l)  The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at July 31, 2013:

Location
Liability derivatives:
Call options written, at value, Market Price	$(261,423)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended July 31, 2013:

Location
Net realized gain (loss) on:
Call options written, Market Price	$(1,113,359)
Net change in unrealized appreciation/depreciation of:
Call options written, Market Price	$158,446

The average volume (measured at each fiscal quarter end) of derivative activity during the six months ended July 31, 2013 was 7,508 call options written contracts.

Financial and Derivatives Liabilities and Collateral Pledged as of July 31, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (net less than 0)
Deutsche Bank Securities Inc.	$56,207	–	$(56,207)	–
Goldman Sachs & Co.	34,000	–	(34,000)	–
JP Morgan	132,673	–	(132,673)	–
Merrill Lynch, Pierce, Fenner	19,740	–	(19,740)	–
Morgan Stanley & Co.	18,803	–	(18,803)	–
	$261,423	–	$(261,423)	–

Glossary:

ADR	-	American Depositary Receipt
ASE	-	American Stock Exchange
PHL	-	Philidelphia Stock Exchange
REIT	-	Real Estate Investment Trust

26 July 31, 2013 | Semiannual Report | See accompanying Notes to Financial Statements

Statements of Assets and Liabilities

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Assets:
Investments, at value (cost-$1,753,108,689 and $541,420,211, respectively)	$1,730,521,585	$472,404,898
Receivable for investments sold	28,227,633	1,642,035
Dividends and interest receivable	4,711,872	1,195,328
Prepaid expenses	39,152	14,467
Total Assets	1,763,500,242	475,256,728

Liabilities:
Call options written, at value (premiums received-$14,624,630 and $409,590, respectively)	25,667,823	261,423
Payable for investments purchased	7,799,061	–
Investment management fees payable	1,296,492	398,360
Accrued expenses	425,656	75,182
Total Liabilities	35,189,032	734,965
Net Assets	$1,728,311,210	$474,521,763

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and 22,304,189 shares issued and outstanding, respectively)	$945	$223
Paid-in-capital in excess of par	2,006,583,618	517,419,139
Undistributed (dividends in excess of) net investment income	(62,453,110)	3,054,635
Accumulated net realized gain (loss)	(182,189,946)	22,914,912
Net unrealized depreciation	(33,630,297)	(68,867,146)
Net Assets	$1,728,311,210	$474,521,763
Net Asset Value Per Share	$18.28	$21.28

See accompanying Notes to Financial Statements | Semiannual Report | July 31, 2013 27

Statements of Operations

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

Six Months ended July 31, 2013 (unaudited)

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Dividends (net of foreign withholding taxes of $435,436 and $0, respectively)	$29,446,107	$5,880,469
Interest	4,721,863	2,698,877
Total Investment Income	34,167,970	8,579,346

Expenses:
Investment management	7,558,263	2,283,046
Custodian and accounting agent	178,285	53,576
Shareholder communications	108,600	36,696
Trustees’	63,350	17,195
Audit and tax services	42,897	36,019
New York Stock Exchange listing	35,569	6,736
Legal	22,263	10,498
Insurance	16,671	5,830
Transfer agent	12,398	15,385
Miscellaneous	16,639	1,809
Total expenses	8,054,935	2,466,790

Net Investment Income	26,113,035	6,112,556

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	50,299,081	21,136,074
Call options written	(54,056,537)	(1,113,359)
Net change in unrealized appreciation/depreciation of: Investments	87,893,550	12,334,806
Call options written	10,475,408	158,446
Net Realized and Change in Unrealized gain	94,611,502	32,515,967
Net Increase in Net Assets Resulting from Investment Operations	$120,724,537	$38,628,523

28 July 31, 2013 | Semiannual Report | See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

Dividend, Interest & Premium Strategy:

	Six Months ended July 31, 2013 (unaudited)	Year ended January 31, 2013
Investment Operations:
Net investment income	$26,113,035	$49,689,000
Net realized gain (loss)	(3,757,456)	11,770,870
Net change in unrealized appreciation/depreciation	98,368,958	94,572,054
Net increase in net assets resulting from investment operations	120,724,537	156,031,924

Dividends and Distributions to Shareholders from:
Net investment income	(85,071,893)	(62,994,233)
Return of capital	—	(107,149,551)
Total dividends and distributions to shareholders	(85,071,893)	(170,143,784)
Total increase (decrease) in net assets	35,652,644	(14,111,860)

Net Assets:
Beginning of period	1,692,658,566	1,706,770,426
End of period (including dividends in excess of net investment income of $(62,453,110), and $(3,494,252), respectively)	$1,728,311,210	$1,692,658,566

Equity & Convertible Income:

	Six Months ended July 31, 2013 (unaudited)	Year ended January 31, 2013
Investment Operations:
Net investment income	$6,112,556	$8,809,673
Net realized gain	20,022,715	14,894,241
Net change in unrealized appreciation/depreciation	12,493,252	19,565,500
Net increase in net assets resulting from investment operations	38,628,523	43,269,414

Dividends and Distributions to Shareholders from:
Net investment income	(6,245,173)	(6,245,173)
Net realized gains	(6,245,173)	(18,735,519)
Total dividends and distributions to shareholders	(12,490,346)	(24,980,692)
Total increase in net assets	26,138,177	18,288,722

Net Assets:
Beginning of period	448,383,586	430,094,864
End of period (including undistributed net investment income of $3,054,635, and $3,187,252, respectively)	$474,521,763	$448,383,586

See accompanying Notes to Financial Statements | Semiannual Report | July 31, 2013 29

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund and AllianzGI Equity & Convertible Income Fund each a “Fund” and (collectively referred to as the “Funds”) were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P., (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In June 2013, the Financial Accounting Standards Board issued guidance that creates a two tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes

30 July 31, 2013 | Semiannual Report

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and the Funds’ interim periods within those fiscal years. The Funds’ management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments of securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager, NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors U.S. LLC (“Allianz Global Investors”) (collectively, the “Sub-Advisers”), affiliates of the Investment Manager. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less,

Semiannual Report | July 31, 2013 31

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value investments may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

■    Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

■   Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

■   Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs

32 July 31, 2013 | Semiannual Report

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts – Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2013 were intended to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s levels within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 and 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis.

Semiannual Report | July 31, 2013 33

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Conversion premium is not amortized. Dividend income is recorded on the ex-dividend date. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds’ management has determined that its evaluation or the position taken in the tax returns has resulted in no material impact to the Funds’ financial statements at July 31, 2013. The federal income tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital. At July 31, 2013, it is anticipated that Dividend, Interest & Premium Strategy will have a return of capital at fiscal year-end.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in

34 July 31, 2013 | Semiannual Report

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Advisers seek to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have

Semiannual Report | July 31, 2013 35

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

2. Principal Risks (continued)

received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, dividend and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

Equity & Convertible Income holds a convertible security with a Lehman Brothers entity as counterparty at the time the relevant Lehman Brothers entity filed for protection or convertible security was placed in administration. This security is valued using a discounted amount on a previous sale price.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds at times use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions

The Funds write (sell) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Funds’ Statements of Assets and Liabilities.

Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions as a realized loss.

If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

36 July 31, 2013 | Semiannual Report

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

4. Investment Manager/Sub-Advisers

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, Dividend, Interest & Premium Strategy pays the Investment Manager an annual fee, payable monthly, at an annual rate of 0.90% of its average daily total managed assets. Pursuant to its Agreement, Equity & Convertible Income pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of its average daily total managed assets. Total managed assets refer to the total assets of each Fund (including forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Advisers to manage Dividend, Interest & Premium Strategy. NFJ manages the equity component and Allianz Global Investors manages the convertible and index option strategy components of the Fund. Allianz Global Investors serves as the sole sub-adviser to Equity & Convertible Income. Pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Advisers in return for their services.

Effective July 1, 2013, the Adviser entered into an Amended and Restated Portfolio Management Agreement with the Sub-Adviser with respect to the Fund (the “Amended Agreement”). The Amended Agreement reflects the recent changes in the names of the Fund and the Sub-Adviser, which are discussed above. The Amended Agreement is otherwise substantially identical to the previous Portfolio Management Agreement.

5. Investments in Securities

For the six months ended July 31, 2013, purchases and sales of investments, other than short-term securities were:

	Dividend, Interest & Premium Strategy	Equity & Convertible Income
Purchases	$547,401,128	$406,047,666
Sales	699,345,144	421,619,921

6. Income Tax Information

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital

Semiannual Report | July 31, 2013  37

Notes to Financial Statements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/
AllianzGI Equity & Convertible Income Fund

July 31, 2013 (unaudited)

6. Income Tax Information (continued)

losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At July 31, 2013, the aggregate cost basis and the net unrealized appreciation/depreciation of investments (before call options written) for federal income tax purposes were as follows:

	Federal Tax Cost Basis (1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Dividend, Interest & Premium Strategy	$1,752,014,454	$185,376,251	$(206,869,120)	$(21,492,869)
Equity & Convertible Income	541,420,197	12,182,975	(81,198,274)	(69,015,249)

(1)  Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals.

7. Subsequent Events

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On September 6, 2013 quarterly dividends were declared to shareholders, payable September 26, 2013 to shareholders of record on September 16, 2013:

Dividend, Interest & Premium Strategy	$0.45 per share
Equity & Convertible Income	$0.28 per share

On September 24, 2013, the Boards of Trustees of Equity & Convertible Income and AllianzGI Global Equity & Convertible Income Fund (“Global Equity & Convertible Income”) approved the reorganization of Global Equity & Convertible Income into Equity & Convertible Income, pursuant to which Equity & Convertible Income would continue as the surviving fund (the “Reorganization”). It is currently expected that the Reorganization will be completed in the first quarter of 2014, subject to the required approval of shareholders of both Funds and satisfaction of applicable regulatory requirements and other customary closing conditions. A Registration Statement, which will include a Joint Proxy/Statement Prospectus relating to the Reorganization, will be filed with the SEC and, upon its effectiveness, distributed to shareholders of Equity & Convertible Income and Global Equity & Convertible Income.

There were no other subsequent events identified that require recognition or disclosure.

38  July 31, 2013 | Semiannual Report

Financial Highlights

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

For a share outstanding throughout each period:

	Six Months ended July 31, 2013		Year ended January 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.91		$18.06	$19.12	$17.30	$14.12	$23.84
Investment Operations:
Net investment income	0.28		0.53	0.52	0.64	0.61	0.89
Net realized and change in unrealized gain (loss) on investments and call options written	0.99		1.12	0.22	2.08	3.17	(8.63)
Total from investment operations	1.27		1.65	0.74	2.72	3.78	(7.74)
Dividends and Distributions to Shareholders from:
Net investment income	(0.90)		(0.67)	(0.56)	(0.90)	(0.60)	(0.87)
Net realized gains	–		–	(0.85)	–	–	(1.11)
Return of capital	–		(1.13)	(0.39)	–	–	–
Total dividends and distributions to shareholders	(0.90)		(1.80)	(1.80)	(0.90)	(0.60)	(1.98)
Capital Share Transactions:
Net asset value, end of period	$18.28		$17.91	$18.06	$19.12	$17.30	$14.12
Market price, end of period	$17.44		$16.65	$17.30	$17.60	$14.50	$12.97
Total Investment Return (1)	10.40%		6.83%	9.07%	28.20%	17.31%	(37.93)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,728,311		$1,692,659	$1,706,770	$1,807,672	$1,635,728	$1,334,735
Ratio of expenses to average net assets	0.96	%(2)	0.97%	0.97%	0.97%	0.98%	0.97%
Ratio of net investment income to average net assets	3.11	%(2)	2.97%	2.83%	3.54%	3.95%	4.40%
Portfolio turnover rate	34%		46%	50%	65%	57%	48%

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the market price on the first day and a sale of a share of common stock at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for less than one year is not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements | Semiannual Report | July 31, 2013  39

Financial Highlights

AllianzGI Equity & Convertible Income Fund

For a share outstanding throughout each period:

	Six Months ended July 31, 2013		Year ended January 31,
	(unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.10		$19.28	$20.28	$17.58	$13.41	$23.44
Investment Operations:
Net investment income	0.27		0.39	0.36	0.40	0.40	0.67
Net realized and change in unrealized gain (loss) on investments and call options written	1.47		1.55	(0.24)	3.42	4.89	(8.39)
Total from investment operations	1.74		1.94	0.12	3.82	5.29	(7.72)
Dividends and Distributions to Shareholders from:
Net investment income	(0.28)		(0.28)	(0.46)	(0.41)	(0.99)	(0.65)
Net realized gains	(0.28)		(0.84)	(0.66)	(0.71)	–	(1.66)
Return of capital	–		–	–	–	(0.13)	–
Total dividends and distributions to shareholders	(0.56)		(1.12)	(1.12)	(1.12)	(1.12)	(2.31)
Net asset value, end of period	$21.28		$20.10	$19.28	$20.28	$17.58	$13.41
Market price, end of period	$18.82		$17.91	$17.22	$19.30	$15.83	$13.10
Total Investment Return (1)	8.34%		10.92%	(4.85)%	30.16%	30.75%	(31.75)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$474,522		$448,384	$430,095	$452,406	$392,092	$299,126
Ratio of expenses to average net assets	1.08	%(2)	1.09%	1.08%	1.10%	1.10%	1.07%
Ratio of net investment income to average net assets	2.68	%(2)	2.06%	1.87%	2.16%	2.54%	3.42%
Portfolio turnover rate	91%		122%	118%	168%	94%	86%

(1)

Total investment return is calculated assuming a purchase of a share of common stock at the market price on the first day and a sale of a share of common stock at the market price on the last day of each period reported. Dividends and distributions, if any are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Annualized.

40  July 31, 2013 | Semiannual Report | See accompanying Notes to Financial Statements

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on July 17, 2013. Shareholders voted as indicated below:

Dividend, Interest & Premium Strategy

	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis – Class II to serve until the Annual Meeting for the 2016-2017 fiscal year	82,096,009	2,245,050

Re-election of Bradford K. Gallagher – Class II to serve until the Annual Meeting for the 2016-2017 fiscal year	82,197,690	2,143,369

Re-election of James A. Jacobson – Class II to serve until the Annual Meeting for the 2016-2017 fiscal year	82,212,171	2,128,888

The other members of the Board of Trustees at the time of this meeting, namely, Hans W. Kertess, John C. Maney†, William B. Ogden, IV and Alan Rappaport continue to serve as Trustees.

Equity & Convertible Income:

	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis – Class III to serve until the Annual Meeting for the 2016-2017 fiscal year	19,213,312	955,177

Re-election of Bradford K. Gallagher – Class III to serve until the Annual Meeting for the 2016-2017 fiscal year	19,212,639	955,850

The other members of the Board of Trustees at the time of the meeting, namely, James A. Jacobson, Hans W. Kertess, John C. Maney†, William B. Ogden, IV, and Alan Rappaport continue to serve as Trustees.

________________

†  Interested Trustee

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Semiannual Report | July 31, 2013  41

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements between the Investment Manager and the applicable Sub-Advisers (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”). The Trustees met telephonically on June 10, 2013 and in person on June 25, 2013 (the “contract review meetings”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with investment classifications/objectives comparable to those of the Funds identified by Lipper (the “Lipper performance universe”) and with respect to NFJ only, the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees for other funds and accounts managed by the Investment Manager and/or the Sub Advisers with strategies that have similarities (but are not substantially similar) to those of the Funds, (iv) the estimated profitability to the Investment Manager from its relationship with the Fund for the one year period ended December 31, 2012, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

42  July 31, 2013 | Semiannual Report

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited) (continued)

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees recognized that the fee arrangements for the Funds are in many cases the result of review and discussion in prior years between the Independent Trustees and the Investment Manager, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Fund-specific performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. The Trustees reviewed, among other information, comparative information showing performance of each Fund against its respective Lipper performance universe for the one-year, three-year and five-year periods ended March 31, 2013.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; and the capability of the senior management and staff of the Investment Manager and the Sub-Advisers. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objective and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Semiannual Report | July 31, 2013  43

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited) (continued)

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of peer expense groups of funds based on information provided by Lipper. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance and management fee and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee (recognizing that their management fee includes a component for administrative services), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements (although none exist for the Funds).

Dividend, Interest & Premium Strategy

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of seven closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the seven funds in the expense group ranged from $253.9 million to $1.67 billion, and that no other fund is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked second out of seven funds in the expense group for total expense ratio based on common share assets and third out of seven funds in the expense group for actual management fees based on common share assets (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund had third quintile performance for the one-year and three-year periods and fourth quintile performance for the five-year period ended March 31, 2013.

Equity & Convertible Income

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eight closed-end funds, including the Fund. The Trustees noted that only non-leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eight funds in the expense group ranged from $229.4 million to $624.3 million, and that three of the funds were larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fourth out of eight funds in the expense group both for total expense ratio based on common share assets and for actual management fees based on common share assets (with funds ranked first having the lowest fees/expenses and ranked

44  July 31, 2013 | Semiannual Report

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited) (continued)

eighth having the highest fees/expenses in the expense group).

With respect to Fund total return performance relative to its Lipper performance universe (based on net asset value), the Trustees noted that the Fund had fourth quintile performance for the one-year period, and second quintile performance for the three-year and five-year periods ended March 31, 2013.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees were advised that the Investment Manager and the Sub-Advisers do not manage any funds or accounts, including institutional or separate accounts, with investment strategies and return profiles similar to those of the Funds. However, the Trustees considered the management fees charged by the Investment Manager and/or Sub-Advisers to other funds and accounts with strategies that have similarities (but are not substantially similar) to those of the Funds, including open-end funds and, in some cases, separate accounts advised by the Investment Manager and/or Sub-Advisers. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by such separate account clients. However, the Trustees were advised by the Sub-Advisers that they generally provide broader and more extensive services to the Funds in comparison to separate accounts, and incur additional expenses in connection with the more extensive regulatory regime to which the Funds are subject in comparison to separate accounts generally. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised by the Sub-Advisers that there are additional portfolio management challenges in managing the Funds, such as attempting to meet a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability to the Investment Manager its relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that they were satisfied with the

Semiannual Report | July 31, 2013  45

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund/AllianzGI Equity &
Convertible Income Fund (unaudited) (continued)

Investment Manager’s and the Sub-Adviser’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under each Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by the Investment Manager or Sub-Adviser, as the case may be. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements with respect to each Fund was in the interests of the Fund and its shareholders, and should be approved.

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52  July 31, 2013 | Semiannual Report

Trustees	Sub-Advisors
Hans W. Kertess	Allianz Global Investors U.S. LLC
Chairman of the Board	600 West Broadway, 30th Floor
Deborah A. DeCotis	San Diego, CA 92101
Bradford K. Gallagher
James A. Jacobson	Allianz Global Investors U.S. LLC
John C. Maney	1633 Broadway
William B. Ogden, IV	New York, NY 10019
Alan Rappaport
NFJ Investment Group LLC
Fund Officers	2100 Ross Avenue, Suite 700
Brian S. Shlissel	Dallas, TX 75201
President & Chief Executive Officer
Lawrence G. Altadonna	Custodian & Accounting Agent
Treasurer, Principal Financial & Accounting Officer	Brown Brothers Harriman & Co.
Thomas J. Fuccillo	40 Water Street
Vice President, Secretary & Chief Legal Officer	Boston, MA 02109
Scott Whisten
Assistant Treasurer	Transfer Agent, Dividend Paying Agent and Registrar
Richard J. Cochran	American Stock Transfer & Trust Company, LLC
Assistant Treasurer	6201 15th Avenue
Orhan Dzemaili	Brooklyn, NY 11219
Assistant Treasurer
Thomas L. Harter	Independent Registered Public Accounting Firm
Chief Compliance Officer	PricewaterhouseCoopers LLP
Lagan Srivastava	300 Madison Avenue
Assistant Secretary	New York, NY 10017

Investment Manager	Legal Counsel
Allianz Global Investors Fund Management LLC	Ropes & Gray LLP
1633 Broadway	Prudential Tower
New York, NY 10019	800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AllianzGI NFJ Dividend, Interest & Premium Strategy Fund and AllianzGI Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

us.allianzgi.com

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

AGI-2013-08-07-7533

© Allianz Global Investors Distributors LLC	AZ601SA_073113

ITEM 2.  CODE OF ETHICS

Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)  The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES

(a)  The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: October 1, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer,
Principal Financial & Accounting Officer

Date: October 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: October 1, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer,
Principal Financial & Accounting Officer

Date: October 1, 2013